STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity (Deficit)
STOCKHOLDERS' EQUITY
NOTE 9 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue two classes of stock designated as common stock and preferred stock.  As of September 30, 2012, the Company is authorized to issue 110,000,000 total shares of stock.  Of that amount, 100,000,000 shares shall be common stock, each having a par value of $0.001.  The remaining 10,000,000 shares shall be preferred stock, each having a par value of $0.001.

 (a) Cumulative Convertible Preferred Stock

A summary of the Preferred Stock outstanding as of September 30, 2012, is as follows:

Description	Amount

Series A Preferred, $0.001 par value per share, 500,000 shares designated,
269,608 shares issued and outstanding, liquidation preference of $975,000
plus cumulative dividends of $265,668	1,240,668
Series B Preferred, $0.001 par value per share, 500,000 shares designated,
131,347 shares issued and outstanding, liquidation preference of $380,000
plus cumulative dividends of $54,769	434,769
Series C Preferred, $0.001 par value per share, 5,000,000 shares designated,
1,415,334 shares issued and outstanding, liquidation preference of $9,058,114
plus imputed dividends of $376,443	4,905,512

Total cumulative convertible preferred stock	$6,580,949

The stated value of the Series A Preferred and Series B Preferred is $4.00 per share and $3.20 per share, respectively, which approximates their respective fair values.  The stated value of the Series C Preferred is $3.20 per share and the estimated fair value at the time of issuance on June 30, 2011, was $3.73 per share.  The stated value of the Series C Preferred is included in Cumulative Convertible Preferred Stock and the difference between the stated value and the estimated fair value is included in additional paid-in capital in the accompanying unaudited condensed consolidated balance sheets.  The rights, preferences, privileges and restrictions of the Series A, Series B, and Series C Preferred Stock (collectively, the “Preferred Stock”) are set forth in the Company’s Amended and Restated Certificate of Incorporation, and are summarized as follows:

Dividends - The holders of the Series A and Series B Preferred Stock shall be entitled to receive, when, as, and if declared by the Board of Directors, dividends at an annual rate of 8% of the stated value.  The stated value of the Series A Preferred is $4.00 per share and the stated value of the Series B Preferred is $3.20 per share.  Dividends shall be cumulative and shall accrue on each share of the outstanding Preferred Stock from the date of its issue.  The holders of the Series C Preferred shall be entitled to receive when and as declared by the Board of Directors, cumulative dividends payable per share in arrears, on March 31, June 30, September 30 and December 31 of each year in the form of cash or preferred stock, at the election of a majority in interest of the Series C Preferred Stock.  The dividend rate, as adjusted from time to time on each share of Series C Preferred was as follows through June 3, 2012: 8% per share per annum on the stated value of $3.20 per share for the period from the date of its issue through the last day of the sixteenth (16th) month after the date of its issue; 12% per share per annum on the stated value commencing on the first day of the seventeenth (17th) month through the last day of the thirtieth month (30th) after the date of its issue; and 20% per share per annum on the stated value for each dividend period thereafter commencing on the first day of the thirty-first (31st) month after the date of its issue.  Notwithstanding the foregoing, if at any time a breach event (as defined in the Company’s Articles of Incorporation) occurs, then the dividend rate shall be 20% per annum on the stated value for each dividend period or part thereof in which a breach event has occurred or is outstanding.  The Series C Preferred shall, with respect to dividend rights, rank senior to all classes and series of the Company’s common stock and pari passu with the Company’s Series A and Series B Preferred Stock.  On June 4, 2012, in connection with the Consent and Waiver as discussed in Note 8 and described in (b) below, the dividend rate was increased to 20% in perpetuity and as such, no additional imputed dividends will be accrued.

Pursuant to the dividend rights of the holders of the Series C Preferred, the Company has accrued for cash dividends payable due as of September 30, 2012 and December 31, 2011, in the amount of $221,650 and $90,582, respectively.  This amount is included in accrued liabilities on the accompanying unaudited condensed consolidated balance sheets.  Imputed dividends relating to the implied discount resulting from the difference between the stepped dividend rate and the perpetual dividend rate of 20% for the Series C Preferred through June 3, 2012, total $376,433 and are included as an adjustment to retained earnings and preferred stock in the accompanying unaudited condensed consolidated financial statements.

Voting Rights – The holders of the Series A and Series B Preferred Stock shall have no voting rights except on matters affecting their rights or preferences.  The holders of the Series C Preferred stock shall have full voting rights and powers equal to the voting rights and powers of holders of Common Stock.

Liquidation – Subject to the rights of the Series C Preferred, upon any liquidation, dissolution or winding-up of the Company, the holders of the Series A (subject to the rights of the Series B Preferred) and Series B Preferred Stock shall be entitled to receive an amount equal to the stated value per share of $4.00 and $3.20, respectively, plus any accrued and unpaid dividends before any payments shall be made to the holders of any common stock or hereinafter issued preferred stock.  The Series A Preferred has preference over the Series B Preferred in liquidation.  The holders of Series C Preferred shall be entitled to receive payment in an amount equal to twice the stated value, or $6.40 per share, plus any accrued and unpaid dividends, prior to and in preference of the holders of both the Series A and Series B Preferred.

Conversion - Each share of Series A Preferred Stock shall be convertible, at the option of the holder, at a conversion price of $4.00 per share.  Each share of Series B Preferred Stock shall be convertible, at the option of the holder, at a conversion price of $3.20 per share.  Each share of Series C Preferred shall be convertible, at the option of the holder, at a conversion price of $3.20 per share.  The Series C Preferred Stock provides for certain anti-dilution provisions which have the effect of reducing the conversion price for certain dilutive events, as defined, in addition to the standard anti-dilution provisions provided by the Series A and B Preferred.

(b) Common Stock

On July 31, 2012 pursuant to the Asset Purchase Agreement with MacroSolve, the Company issued 617,284 shares of its common stock to purchase the business of Illume Mobile, a division of MacroSolve. The shares were valued at $697,531 and were recorded as part of the purchase price.

In connection with the BDC Loan Agreement, the RBC Credit Agreement, and the Purchase Agreement described in Notes 5, 7 and 8, on June 4, 2012, the Company entered into the Consent and Waiver with Sigma Opportunity Fund II, LLC (“Sigma Opportunity Fund”), Sigma Capital Advisors (“Sigma Advisors”), and Donald W. Rowley (the Company’s former Chief Financial Officer - see Note 8).  Pursuant to the Consent and Waiver:

o
Sigma Opportunity Fund and Sigma Advisors agreed that they would not exercise their demand registration rights under the Investor Rights Agreement, dated June 30, 2011, among the Company, Sigma Opportunity Fund and Sigma Advisors until the earlier of the date the number of shares of the Company’s common stock issuable to the sellers pursuant to the 2013 EBITDA Additional Earn Out Amount have been determined or June 30, 2013.

o
The Company paid Sigma Advisors a fee of $400,000, and Sigma Advisors agreed that no further payments will be due under the Advisory Services Agreement, dated May 18, 2011, between the Company and Sigma Advisors, with respect to the Purchase Agreement, the BDC Loan Agreement, the RBC Credit Agreement, and the transactions contemplated thereunder.  This amount is included in the total transaction costs outlined in Note 5.

o
Sigma Opportunity Fund waived certain provisions of the exchange agreement, dated June 30, 2011, between the Company and Sigma Opportunity Fund, and the Certificate of Designation of Series C Preferred Stock (the “Certificate of Designation”), as they relate to the Purchase Agreement, the BDC Loan Agreement, and the RBC Credit Agreement, and the transactions contemplated thereunder.

o
Effective June 4, 2012, the dividend rate on the Series C Preferred (as defined in the Certificate of Designation) will be 20%, the definition of Breach Event included in the Certificate of Designations will include any default under the Consent and Waiver, under the loan documentation with any lender to the Company, its subsidiaries or affiliates, and any breach or default under any agreement relating to the acquisition of Apex.  The parties will negotiate in good faith until November 15, 2012, relating to any other changes to the Certificate of Designation that the parties may wish to agree upon in order to protect the interests of the holders of the Series C Preferred Stock and the Company will file such mutually agreeable amended Certificate of Designation within two weeks thereafter.  On June 4, 2012, the dividend rate was increased to 20% in perpetuity, and as such, no additional imputed dividends will be accrued.

o
If the parties are unable to agree as to the form of revised Certificate of Designations within such period, the Company will amend the Certificate of Designation within two weeks thereafter as set forth in the first sentence of this paragraph and previously committed options to purchase common stock will be issued (not to exceed 100,000 shares) at the then fair market value (being the closing price on the day prior to issuance) per share pursuant to the Company’s equity compensation plan, thereby causing the Conversion Value (as defined in the Certificate of Designation) of the Series C Preferred Stock to be reset to such fair market value.   The fair value of the options will be calculated on the date of grant.

o
The Company has issued 272,727 shares of common stock to Sigma Opportunity Fund, 25,000 shares of common stock to Sigma Advisors, and 27,273 shares of common stock to Donald W. Rowley in consideration of the agreement to delay exercise of its demand registration right.  The shares were recorded as an expense of $341,250 in general and administrative expense based on the closing price of the Company’s stock on the date of the transaction.

o
Effective upon the increase in the dividend rate, the interest rate on the balance of the AP Amount (as defined in the Agreement among the Company, Sigma Opportunity Fund and Donald W. Rowley, dated June 30, 2011) will increase to 25% per annum.  On June 4, 2012, the interest rate was increased to 25%. The AP balance was paid in full during the third quarter of 2012.

(c) Warrants

The following summarizes information about the Company’s outstanding common stock warrants as of September 30, 2012:

				Total		Weighted
				Warrants	Total	Average
	Date		Strike	Outstanding	Exercise	Exercise
	Issued	Expiration	Price	and Exercisable	Price	Price

Senior Subordinated Notes	12/01/09	12/17/14	$3.62	138,260	$500,000	$-
Senior Subordinated Notes	12/01/09	12/17/14	4.34	138,260	600,000	-

				276,520	$1,100,000	$3.98

NOTE 10 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue two classes of stock designated as common stock and preferred stock. As of December 31, 2011, the Company is authorized to issue 110,000,000 total shares of stock. Of that amount, 100,000,000 shares shall be common stock, each having a par value of $0.001. The remaining 10,000,000 shares shall be preferred stock, each having a par value of $0.001. After the Merger and the issuance of the additional Merger shares (See Note 1), there were 7,421,721 shares of common stock issued and outstanding, and 269,608 and 131,347 shares of the Company's Series A and Series B Cumulative Convertible Preferred Stock issued and outstanding, respectively. Subsequent to the closing, the Company designated 5,000,000 shares of Series C Cumulative Convertible Preferred Stock.

(a) Cumulative Convertible Preferred Stock

A summary of preferred stock outstanding as of December 31, 2011 is as follows:

Description	Amount

Series A Preferred, $0.001 par value per share, 500,000 shares designated,
269,608 shares issued and outstanding, liquidation preference of $975,000
plus cumulative dividends of $207,168	$1,182,168
Series B Preferred, $0.001 par value per share, 500,000 shares designated,
131,347 shares issued and outstanding, liquidation preference of $380,000
plus cumulative dividends of $31,969	411,969
Series C Preferred, $0.001 par value per share, 5,000,000 shares designated,
1,415,334 shares issued and outstanding, liquidation preference of $9,058,114
plus imputed dividends of $196,426	4,725,492

Total convertible preferred stock	$6,319,629

The stated value of the Series A Preferred and Series B Preferred is $4.00 per share and $3.20 per share, respectively, which approximates its fair value. The stated value of the Series C Preferred is $3.20 per share and the estimated fair value at the time of issuance on June 30, 2011, was $3.73 per share. The stated value of the Series C Preferred is included in Cumulative Convertible Preferred Stock and the difference between the stated value and the estimated fair value is included in additional paid-in capital in the accompanying balance sheet as of December 31, 2011. The rights, preferences, privileges and restrictions of the Series A, Series B, and Series C Preferred Stock (collectively, the “Preferred Stock”) are set forth in the Company’s Amended and Restated Certificate of Incorporation, and are summarized as follows:

Dividends - The holders of the Series A and Series B Preferred Stock shall be entitled to receive, when, as, and if declared by the Board of Directors, dividends at an annual rate of 8% of the stated value. The stated value of the Series A Preferred is $4.00 per share and the stated value of the Series B Preferred is $3.20 per share. Dividends shall be cumulative and shall accrue on each share of the outstanding Preferred Stock from the date of its issue. The holders of the Series C Preferred shall be entitled to receive when and as declared by the Board of Directors, cumulative dividends payable per share in arrears, on March 31, June 30, September 30 and December 31 of each year in the form of cash or preferred stock, at the election of a majority in interest of the Series C Preferred Stock. The dividend rate, as adjusted from time to time on each share of Series C Preferred shall be as follows: 8% per share per annum on the stated value of $3.20 per share for the period from the date of its issue through the last day of the sixteenth (16th) month after the date of its issue; 12% per share per annum on the stated value commencing on the first day of the seventeenth (17th) month through the last day of the thirtieth month (30th) after the date of its issue; and 20% per share per annum on the stated value for each dividend period thereafter commencing on the first day of the thirty-first (31st) month after the date of its issue. Notwithstanding the foregoing, if at any time a breach event (as defined in the Company’s Articles of Incorporation) occurs, then the dividend rate shall be 20% per annum on the stated value for each dividend period or part thereof in which a breach event has occurred or is outstanding. The Series C Preferred shall, with respect to dividend rights, rank senior to all classes and series of the Company’s common stock and pari passu with the Company’s Series A and Series B Preferred Stock.

Pursuant to the dividend rights of the holders of the Series C Preferred, the Company has accrued for cash dividends payable due as of December 31, 2011, in the amount of $90,582. This amount is included in accounts payable on the accompanying consolidated balance sheet as of December 31, 2011. Imputed dividends relating to the implied discount resulting from the difference between the stepped dividend rate and the perpetual dividend rate of 20% for the Series C Preferred beginning January 1, 2014 total $196,426 and are included as an adjustment to retained earnings and preferred stock in the accompanying financial statements.

Voting Rights – The holders of the Series A and Series B Preferred Stock shall have no voting rights except on matters affecting their rights or preferences. The holders of the Series C Preferred stock shall have full voting rights and powers equal to the voting rights and powers of holders of Common Stock.

Liquidation – Subject to the rights of the Series C Preferred, upon any liquidation, dissolution or winding-up of the Company, the holders of the Series A (subject to the rights of the Series B Preferred) and Series B Preferred Stock shall be entitled to receive an amount equal to the stated value per share of $4.00 and $3.20, respectively, plus any accrued and unpaid dividends before any payments shall be made to the holders of any common stock or hereinafter issued preferred stock. The Series A Preferred has preference over the Series B Preferred in liquidation. The holders of Series C Preferred shall be entitled to receive payment in an amount equal to twice the stated value, or $6.40 per share, plus any accrued and unpaid dividends, prior to and in preference of the holders of both the Series A and Series B Preferred.

Conversion - Each share of Series A Preferred Stock shall be convertible, at the option of the holder, at a conversion price of $4.00 per share. Each share of Series B Preferred Stock shall be convertible, at the option of the holder, at a conversion price of $3.20 per share. Each share of Series C Preferred shall be convertible, at the option of the holder, at a conversion price of $3.20 per share. The Series C Preferred Stock provides for certain anti-dilution provisions which have the effect of reducing the conversion price for certain dilutive events, as defined, in addition to the standard anti-dilution provisions provided by the Series A and B Preferred.

Issuance Activity

On June 30, 2011, in conjunction with the Exchange Agreement described in Note 8, the Company issued 1,286,667 shares of Series C Preferred in exchange for the surrender and cancellation of a Senior Subordinated Secured Note in the amount of $4,000,000 and related accrued interest of $117,333. In addition, the Company issued 128,667 shares of Series C Preferred as payment of $400,000 of accounts payable plus related accrued interest of $11,733 to its CFO.

(b) Common Stock

On June 15, 2011, pursuant to the Merger Agreement, 2,186,869 shares of common stock were deemed issued to the Comamtech shareholders in exchange for the net assets acquired.

On June 15, 2011, pursuant to a services agreement, the Company issued 39,063 common shares with a value of $100,000 to a vendor. The shares were recorded as a prepaid expense which is being amortized over the twelve month service period of the contract.

On June 30, 2011, pursuant to the Exchange Agreement described in Note 8, the Company issued 505,000 and 49,000 shares to the Note holder and the CFO, respectively. The shares were valued at $1,161,500 and $112,700, respectively, and are included in the loss on debt extinguishment in the accompanying consolidated statement of operations for the year ended December 31, 2011.

On September 30, 2011, the Company issued 116,100 shares of common stock with a value of $267,029 in connection with the Exchange Agreement as described in Note 8. In addition, on September 30, 2011, the Company issued 26,906 shares of common stock with a value of $57,850 to Robert Chaiken, a Director of the Company, in exchange for services rendered in connection with the negotiation of the Transfer Agreement with Empresario as described in Note 1.

In conjunction with and as a condition of the Purchase Agreement described in Note 8, the Company issued 25,000 common shares as settlement of the $80,000 to be paid in cash as an advisory fee. The shares were valued at $2.30 per share, or $57,500, and the difference of $22,500 was recorded as an offset to the loss on debt extinguishment in the accompanying consolidated statement of operations for the year ended December 31, 2011.

In conjunction with the Merger, as discussed in Note 8 the Company issued 153,883 shares of common stock valued at $353,931 as a finders’ fee. On November 8, 2011, the Company and the finder entered into agreement pursuant to which the finder returned all of the aforementioned shares of the Company’s stock in exchange for $250,000 in cash. The value of the shares on the date of the agreement was $1.33 and as such, $204,664, has been recorded as treasury stock for accounting purposes. The remaining $45,336 has been reflected as a charge in selling, general and administrative expense in the accompanying statement of operations for the year ended December 31, 2011.

On June 23, 2010, the Company issued 57,609 shares of common stock upon the conversion of $125,000 of principal by the holder of the June 2009 subordinated convertible debt (Note 8). In addition, the holder exercised 69,130 warrants pursuant to a cashless exercise resulting in the issuance of 18,547 common shares based on the 10-day trailing average price of the Company’s common stock. To induce the holder to exercise the warrants, the Company issued an additional 29,844 shares of common stock to the holder. The shares were valued at $77,707, based on the closing price of the stock on the day prior to the transaction and are recorded in other expense in the accompanying consolidated statement of operations for the year ended December 31, 2010.

During the year ended December 31, 2010, the Company issued 139,799 shares of common stock in exchange for services provided over various contract periods. The shares were valued based on the share price on the date of their respective agreements. Total cost related to these shares was $350,520.

During the year ended December 31, 2010, the Company issued 415,002 shares of common stock upon the exercise of employee stock options. Total cash received was $623,532. No options were exercised during the year ended December 31, 2011.

On December 31, 2010, the Company issued 452,097 shares of common stock valued at $945,000 as part of the purchase price of CMAC.

(c) Warrants

The following table summarizes information about the Company’s outstanding common stock warrants as of December 31, 2011:

				Total		Weighted
				Warrants	Total	Average
	Date		Strike	Outstanding	Exercise	Exercise
	Issued	Expiration	Price	and Exercisable	Price	Price

Bridge Notes	Jun-07	Jun-12	$7.23	17,974	$130,000
Preferred Stock - Class A	Jun-09	Jun-12	7.23	67,402	487,500
Preferred Stock - Class B	Jun-09	Jun-12	9.04	67,402	609,375
Senior Subordinated Notes	Dec-09	Dec-14	3.62	138,260	500,000
Senior Subordinated Notes	Dec-09	Dec-14	4.34	138,260	600,000

				429,298	$2,326,875	$ 5.42